Donald R. Stading
Senior Vice President, Secretary,
and Corporate General Counsel

(402) 467-7465 (Direct)                5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)



February 27, 2002

                                       (Transmitted via EDGAR on 2/27/2002)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549



RE:    NSAR Filing:        Ameritas Life Insurance Corp. Separate Account LLVA
                           ("Registrant") File No. 811-07661


Dear Sirs:

         We hereby submit the annual Form NSAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,


/s/ Donald R. Stading

Donald R. Stading
Senior Vice President, Secretary
and Corporate General Counsel

Attachment

                                                     FORM N-SAR
                                                 SEMI-ANNUAL REPORT

                                         FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                             / /         (a)
                   or fiscal year ending:                      12/31/2001   (b)

Is this a transition report? (Y/N)        N
                                   ---------------

Is this an amendment to a previous filing? (Y/N)         N
                                                 ----------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:         Ameritas Life Insurance Corp. Separate
                                     Account LLVA
         B. File Number:             811-07661
         C. Telephone Number:        402-467-1122

2.       A. Street:                  5900 "O" Street
         B. City:                    Lincoln
         C. State:                   NE
         D. Zip Code:                68510           Zip Ext:
         E. Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)  --------------N

4. Is this the last filing on this form by Registrant? (Y/N)   --------------N

5. Is Registrant a small business investment company (SBIC)? (Y/N)-----------N

        [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) -----------------------Y [If answer is "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N)------------N [If answer is "N" (No), go to item 8.]

 B. How many separate series or portfolios did Registrant have at the end of the period? --------------------------

For period ending  12/31/2001       If filing more than one Page 50, "X" box:[ ]
                  -----------
File number 811-   07661
                  -----------



123. [/] State the total value of the additional units considered in
answering item 122 ($000's omitted)-------------------------------   $   14,510
                                                                      ----------


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)--------------------------------------------------- $_________

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)----------------------------------------  $       69
                                                                      ----------
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's omitted)---------------   $       0
                                                                      ----------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing             omitted)         ($000's omitted)

A.   U.S. Treasury direct issue                                           $                   $
                                                     ----------------    ----------------    ----------------
B.   U.S. Government agency                                               $                   $
                                                     ----------------    ----------------    ----------------
C.   State and municipal tax-free                                         $                   $
                                                     ----------------    ----------------    ----------------
D.   Public utility debt                                                  $                   $
                                                     ----------------    ----------------    ----------------
E.   Brokers or dealers debt or debt of                                   $                   $
     Brokers' or dealers' parent                     ----------------    ----------------    ----------------

F.   All other corporate intermed. &                                      $                   $
     long-term debt                                  ----------------    ----------------    ----------------

G.   All other corporate short-term debt                                  $                   $
                                                     ----------------    ----------------    ----------------
H.   Equity securities of brokers or dealers                              $                   $
     or parents of brokers or dealers                ----------------    ----------------    ----------------

I.   Investment company equity securities                                 $                   $
                                                     ----------------    ----------------    ----------------
J.   All other equity securities                                          $       14,402      $          736
                                                     ----------------    ----------------    ----------------
K.   Other securities                                                     $                   $
                                                     ----------------    ----------------    ----------------
L.   Total assets of all series of registrant                             $       14,402     $
                                                     ----------------    ----------------    ----------------


This report is signed on behalf of the registrant (or depositor or trustee).

City of:      Lincoln                                State of:  NE                             Date: 02/27/02

Name of Registrant, Depositor, or Trustee:           Ameritas Life Insurance Corp. (Depositor)

By (Name and Title):                                 Witness (Name and Title):

/s/ Kenneth C. Louis                                 /s/ Donald R. Stading
Kenneth C. Louis                                     Donald R. Stading
Director, Chairman of the Board, and                 Senior Vice President, Secretary,
    Chief Executive Officer                                   and Corporate General Counsel